Consolidated net (debt)/cash - Summary by currency, group's net cash / (debt), after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Detail) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	$ (11,071)	$ (12,168)
Lease liabilities	(1,200)	(1,363)
Cash and cash equivalents	6,775	12,807
Other investments	2,275	2,682
Net cash / (debt)	(4,188)	1,576	$ (664)
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(11,070)
Lease liabilities	(1,200)
Derivative financial liabilities related to net debt	(690)
Cash and cash equivalents	6,774
Other investments	1,998
Net cash / (debt)	(4,188)	1,576
Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(10,680)
Lease liabilities	(360)
Derivative financial liabilities related to net debt	(690)
Cash and cash equivalents	5,803
Other investments	1,998
Net cash / (debt)	(3,929)	2,201
Foreign exchange risk | Australian dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(225)
Lease liabilities	(429)
Derivative financial liabilities related to net debt	0
Cash and cash equivalents	199
Other investments	0
Net cash / (debt)	(455)	(499)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	(165)
Lease liabilities	(174)
Derivative financial liabilities related to net debt	0
Cash and cash equivalents	181
Other investments	0
Net cash / (debt)	(158)	(320)
Foreign exchange risk | South African rand
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	0
Lease liabilities	(2)
Derivative financial liabilities related to net debt	0
Cash and cash equivalents	173
Other investments	0
Net cash / (debt)	171	115
Foreign exchange risk | Other
Disclosure of detailed information about financial instruments [line items]
Total borrowings excluding overdrafts	0
Lease liabilities	(235)
Derivative financial liabilities related to net debt	0
Cash and cash equivalents	418
Other investments	0
Net cash / (debt)	$ 183	$ 79